FAIR VALUE MEASUREMENT - Interest rate swap (Details) - Not designated as hedging instruments - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	$ 18,580	$ 7,362
Total derivatives liability	25,359	2,622
Derivative assets - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	7,730	7,124
Derivative assets - current | Foreign exchange option contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	9,576	162
Derivative assets - current | Commodity hedge
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	210
Other non-current assets. | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	1,064	76
Derivative liabilities - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	24,104	$ 2,622
Derivative liabilities - current | Foreign exchange option contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	$ 1,255